Loss Per Share (Details) - Schedule of diluted loss per share is the same as basic loss per share - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Diluted Loss Per Share Is The Same As Basic Loss Per Share Abstract
Loss attributable to Company’s owners (U.S. dollars in thousands)	$ (7,885)	$ (4,883)
The weighted average of the number of ordinary shares in issue (in thousands)	30,515	24,637
Basic and diluted loss per share (U.S. dollar)	$ (0.26)	$ (0.2)